Forfeitures	12 Months Ended
Apr. 30, 2025
EBP 044
EBP, Description of Plan [Line Items]
Forfeitures	Forfeitures
Forfeitures of nonvested Company contributions to the Plan can be used in any order of priority to: (i) pay Plan expenses, to the extent not paid by the Company, (ii) restore amounts previously forfeited by participants but required to be reinstated upon resumption of employment, (iii) correct an error made in allocating amounts to participants' accounts, (iv) be allocated to participants' accounts in the proportion that each participant's earnable compensation bears to the earnable compensation of all participants for the Plan year, or (v) fund contributions that the Company or a participating employer would otherwise make in accordance with the terms of the Plan or guidance prescribed by the IRS or another government agency, including corrective qualified nonelective contributions. During the 2025 and 2024 Plan years, $1,142,971 and $1,049,498, respectively, of forfeitures were used to pay administrative expenses of the Plan. Additionally, during the 2025 and 2024 Plan years, $1,810,000 and $1,338,853, respectively, in forfeitures were used to offset employer contributions. Forfeited funds were not used for any other reason during Plan years 2025 and 2024. Additionally, as of April 30, 2025 and 2024, forfeitures available for future use totaled $1,018,365 and $889,206, respectively.